Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 4,790	$ 14,174
Accounts receivable, net	2,346	2,294
Inventory	230
Unbilled revenue		618
Deferred offering costs	283
Prepaid expenses	1,452	331
Other current assets	801	270
Total current assets	9,902	17,687
Non-current assets:
Property and equipment, net	12	21
Right-of-use assets	778	1,008
Total Assets	10,692	18,716
Commitments and contingencies (Note 8)
Current liabilities:
Accounts payable	2,683	2,759
Accrued expenses	4,300	2,631
Deferred revenue	2,311
Lease liabilities, short-term	853	680
Notes payable	436	175
Warrant liabilities	1,818	129
Total current liabilities	12,401	6,374
Lease liabilities, long-term		346
Total Liabilities	12,401	6,720
Stockholders’ Equity (Deficit)
Preferred stock ($0.0001 par value); 1,000,000 shares authorized; no shares issued and outstanding as of December 31, 2023 and December 31, 2022
Common stock ($0.0001 par value); 80,000,000 shares authorized; 16,294,935 and 13,170,148 shares issued and outstanding as of December 31, 2023 and December 31, 2022, respectively	2	1
Additional paid-in capital	31,065	23,929
Accumulated other comprehensive income	12
Accumulated deficit	(32,788)	(11,934)
Total Stockholders’ Equity (Deficit)	(1,709)	11,996
Total Liabilities and Stockholders’ Equity (Deficit)	$ 10,692	$ 18,716